Services Income and Services Expense (Information about Services Income and Services Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Revenues from asset management and servicing	¥ 213,667	¥ 190,454	¥ 201,470
Revenues from automobile related business	73,095	73,091	76,134
Revenues from facilities operation related business	104,187	102,399	106,632
Revenues from environment and energy related business	112,821	100,102	85,271
Revenues from real estate management and contract work	183,243	181,088	174,170
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	0	0	22,983
Other	108,045	90,769	68,526
Services income	795,058	737,903	735,186
Expenses from asset management and servicing	49,848	47,126	55,283
Expenses from automobile related business	44,599	44,417	46,424
Expenses from facilities operation related business	90,623	87,709	90,949
Expenses from environment and energy related business	89,278	77,020	68,888
Expenses from real estate management and contract work	166,487	160,917	156,075
Other	41,961	34,088	27,768
Services expense	¥ 482,796	¥ 451,277	¥ 445,387